Description of Organization and Business Operations - Business Combination (Details)		9 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jul. 01, 2025 USD ($)	Mar. 04, 2025 USD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Description of Organization and Business Operations
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Price per share | $ / shares		$ 11.5
Shares authorized | shares	501,000,000
Common stock, shares authorized | shares	500,000,000	500,000,000			500,000,000
Preferred stock, shares authorized | shares	1,000,000	1,000,000			1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Conversion of Stock, Shares Converted | shares	112,222,220
Share conversion ratio	0.1559
Gross proceeds from issuance of common stock for PIPE investment		$ 10,556,500
Conversion of related party short-term debt into common stock		$ 14,797,901
Number of shares converted into | shares	17,500,000
Deferred underwriting fees payable	$ 7,000,000
Stock issuable for settlement of deferred underwriting fees | shares	700,000
Liability of underwriting fees	$ 7,049,000
Fair value of common shares			$ 7,245,000
Feelux Co. Ltd
Description of Organization and Business Operations
Number of shares converted into | shares	4,000,000
Feelux and Car-Tcellkor
Description of Organization and Business Operations
Conversion of principal and accrued interest amount	$ 11,481,146
Conversion of principal and accrued interest shares | shares	9,999,999
Private placement
Description of Organization and Business Operations
Number of shares issued | shares	1,500,000
Gross proceeds from issuance of common stock for PIPE investment	$ 10,556,500
Proceeds from issuance of private placement investor	7,129,500
Proceeds from issuance of private placement investor funded	3,427,000
Conversion of related party short-term debt into common stock	3,427,000
Principal and accrued interest	3,316,756
Related parties debt	4,443,500
Unsecured promissory note settled and converted	4,443,500
Total consideration	15,000,000
Consortium Loan of related parties | Private placement
Description of Organization and Business Operations
Conversion of related party short-term debt into common stock	$ 4,443,500
Iris Acquisition Holdings, LLC
Description of Organization and Business Operations
Number of shares converted into | shares	6,900,000
Iris
Description of Organization and Business Operations
Conversion of related party short-term debt into common stock	$ 14,797,901
Principal and accrued interest	3,316,756
Conversion of principal and accrued interest amount	$ 11,481,146
Number of shares converted into | shares	114,633
Recognized liability assumed	$ 10,694,604
Payments to acquire businesses	1,518,381
Accrued interest	$ 169,201
Iris | Redeemable warrant
Description of Organization and Business Operations
Number of warrants held in each unit | shares				0.25
Iris | Class A shares
Description of Organization and Business Operations
Shares redeemed | shares				59,844
Cash redemption price per share | $ / shares				$ 11.74
Aggregate cash redemption amount				$ 702,359
Number of shares held in each unit | shares				1
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Conversion of Stock, Shares Converted | shares	7,014,633
Share conversion ratio	1
Liminatus and Iris
Description of Organization and Business Operations
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001
Number of common shares converted				1
Liminatus and Iris | Non-redeemable warrant
Description of Organization and Business Operations
Price per share | $ / shares				$ 11.5
Liminatus and Iris | Class A shares | Non-redeemable warrant
Description of Organization and Business Operations
Number of shares called by each warrant | shares				1